Schedule of Investments
March 31, 2024 (unaudited)
Azzad Wise Capital Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 6.59%

Arrangement of Transportation of Freight & Cargo - 0.24%
C.H. Robinson Worldwide, Inc. (2)			2,496	190,045
Expeditors International of Washington, Inc. (2)			3,601	437,774

				627,819

Beverages - 0.30%
The Coca-Cola Co.			6,174	377,725
PepsiCo, Inc.			2,305	403,398

				781,123

Construction, Mining & Materials Handling Machinery & Equipment - 0.18%
Dover Corp.			2,586	458,213

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.14%
Kimberly-Clark Corp.			2,762	357,265

Diversified Financials - 0.12%
S&P Global, Inc.			723	307,600

Electromedical & Electrotherapeutic Apparatus - 0.14%
Medtronic PLC (Ireland)			4,177	364,026

Electronic & Other Electrical Equipment - 0.19%
Emerson Electric Co.			4,327	490,768

General Industrial Machinery & Equipment - 0.30%
Illinois Tool Works, Inc.			1,773	475,749
Nordson Corp. (2)			1,121	307,759

				783,508

Household Appliances - 0.22%
A.O. Smith Corp.			6,410	573,439

Household Products - 0.19%
Church & Dwight Co., Inc.			4,772	497,767

Industrial Inorganic Chemicals - 0.36%
Air Products & Chemicals, Inc.			1,502	363,890
Linde AG PLC (Ireland)			1,213	563,220

				927,110

Industrial Instruments For Measurement, Display & Control - 0.19%
Roper Technologies, Inc.			892	500,269

Men's & Boy's Furnishings, Work Clothing, and Allied Garments - 0.22%
Cintas Corp.			836	574,357

Miscellaneous Food Preparations & Kindred Products - 0.12%
McCormick & Company, Inc.			4,083	313,615

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.14%
PPG Industries, Inc.			2,496	361,670

Perfumes, Cosmetics & Other Toilet Preparations - 0.16%
Colgate-Palmolive Co.			4,751	427,828

Personal Care Products - 0.18%
Kenvue, Inc.			21,640	464,394

Petroleum Refining - 0.11%
Chevron Corp.			890	140,389
Exxon Mobil Corp.			1,295	150,531

				290,920

Pharmaceutical Preparations - 0.39%
Abbott Laboratories			3,436	390,536
AbbVie, Inc. (2)			1,348	245,471
Johnson & Johnson			2,319	366,843

				1,002,850

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.22%
Albemarle Corp.			4,428	583,345

Retail-Building Materials, Hardware, Garden Supply - 0.27%
Fastenal Co.			2,096	161,685
The Sherwin-Williams Co.			1,569	544,961

				706,646

Retail-Lumber & Other Building Materials Dealers - 0.21%
Lowe's Companies, Inc.			2,186	556,840

Retail-Variety Stores - 0.16%
Target Corp.			2,324	411,836

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.34%
Ecolab, Inc.			2,036	470,112
The Procter Gamble Co.			2,513	407,734

				877,846

Special Industry Machinery (No Metalworking Machinery) - 0.22%
Pentair PLC (Ireland)			6,670	569,885

Specialty Cleaning, Polishing & Sanitation Preparations - 0.14%
The Clorox Co.			2,400	367,464

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.21%
Nucor Corp.			2,797	553,526

Surgical & Medical Instruments & Apparatus - 0.35%
Becton, Dickinson & Co.			1,440	356,328
West Pharmaceutical Services, Inc.			1,422	562,700

				919,028

Wholesale-Durable Goods - 0.22%
W.W. Grainger, Inc.			551	560,532

Wholesale-Groceries & Related Products - 0.17%
Sysco Corp.			5,384	437,073

Wholesale-Motor Vehicle Supplies & New Parts - 0.19%
Genuine Parts Co.			3,268	506,311

Total Common Stocks			(Cost $ 10,458,391)	17,154,873

Real Estate Investment Trusts - 0.19% (5)

Essex Property Trust, Inc.			2,022	495,006

Total Real Estate Investment Trusts			(Cost $ 542,659)	495,006

Sukuks - 62.72%

Banks - 5.79%
ADIB Sukuk II Company Ltd, Sr. Unsecd. Note, 5.695%, 11/15/2028 (Cayman Islands)			1,500,000	1,530,300
AL Rajhi Sukuk, Ltd., Sr. Unsecd. Note, Series REGS, 4.750%, 04/05/2028 (Saudi Arabia)			2,000,000	1,981,300
AUB Sukuk, Ltd., Sr. Unsecured Note, Series EMTN, 2.615%, 09/09/2026 (Cayman Islands)			1,000,000	934,449
Banque Saudi Fransi, Sr. Unsecd. Note, 4.75%, 05/31/2028 (Saudi Arabia)			2,000,000	1,972,500
DIB Sukuk, Ltd., Sr. Unsecd. Note, 2.950%, 02/20/2025 (Cayman Islands)			5,500,000	5,370,525
KIB Sukuk Ltd., Sub, 2.375%, 11/30/2030 (Cayman Islands)			3,450,000	3,273,188

				15,062,262

Communications Equipment - 0.76%
ICD Sukuk Co. Ltd., Sr., 5.000%, 02/01/2027 (Cayman Islands)			2,000,000	1,984,950

Energy - 3.87%
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			6,500,000	6,425,640
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 0.946%, 06/17/2024 (Cayman Islands) (6)			3,000,000	2,969,820
SA Global Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 2.694%, 06/17/2031 (Cayman Islands) (6)			800,000	687,728

				10,083,188

Financial Services - 2.47%
Air Lease Corp. Sukuk Ltd., Sr. Unsecd. Note, Series 144A, 5.850%, 04/01/2028 (Bahrain)			1,500,000	1,502,254
MAF Sukuk Ltd., Sr. Unsecd. Note, 4.500%, 11/03/2025 (Cayman Islands)			5,000,000	4,923,055

				6,425,309

Home Construction - 5.56%
Aldar Sukuk Ltd., 4.750%, 09/29/2025 (Cayman Islands)			6,000,000	5,934,756
Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029 (Cayman Islands)			1500000	1,404,750
Esic Sukuk Ltd., 3.939%, 07/30/2024 (Cayman Islands)			7,200,000	7,148,692

				14,488,198

Government Owned - 3.39%
Axiata Spv2 Bhd, Series REGS, 2.163%, 08/19/2030 (Cayman Islands)			2,380,000	1,997,457
EDO Sukuk, Ltd., Sr. Unsecd. Note, Series 144A, 5.875%, 09/21/2033 (Bahrain)			2,800,000	2,849,868
Nogaholding Sukuk, Sr. Unsecd Note, Series REGS, 5.25%, 04/08/2029 (Bahrain)			2,500,000	2,425,375
Suci Secone Investment Co, Sr. Unsecd. Note, 6%, 10/25/2028 (Cayman Islands)			1,500,000	1,549,800

				8,822,500

Government Sponsored - 1.08%
FAB Sukuk, Ltd. Sr. Unsecd. Note, Series 144A, 2.591%, 03/02/2027 (Cayman Islands)			3,000,000	2,809,410

Other Financial - 4.18%
Aldar Sukuk Ltd., Sr. Unsecd. Note, Series REGS, 4.875%, 05/24/2033 (Cayman Islands)			3,000,000	2,933,349
Emaar Sukuk Ltd., Sr. Unsecd. Note, Series EMTN, 3.700%, 07/06/2031 (Cayman Islands)			2,500,000	2,276,563
EMG Sukuk Ltd, 4.564%, 06/18/2024 (Cayman Islands)			5,700,000	5,685,323

				10,895,235

Real Estate - 1.32%
DAE Sukuk DIFC Ltd., Series 144A, 3.750%, 02/15/2026 (United Arab Emirates) (6)			1,000,000	964,360
DIFC Investments LLC, Note, Series REGS, 4.325%, 11/12/2024 (United Arab Emirates)			2,500,000	2,479,215

				3,443,575

Sovereigns - 23.96%
CBB International Sukuk Progr. SPC., Series 144A, 3.950%, 09/16/2027 (Bahrain) (6)			1,500,000	1,417,500
CBB International Sukuk Progr. Co., REGS, 6.250%, 11/14/2024 (Bahrain)			1,500,000	1,496,550
CBB International Sukuk Progr. SPC., REGS, 6.250%, 11/14/2024 (Bahrain)			3,500,000	3,498,891
CBB International Sukuk Progr. WLL., Sr. Unsecd., Series REGS, 3.875%, 05/18/2029 (Bahrain)			1,000,000	911,500
CBB International Sukuk Six, REGS, 5.250%, 03/20/2025 (Bahrain)			2,000,000	1,984,090
CBB International Sukuk Progr. WLL., Series 144A, 3.875%, 05/18/2029 (Bahrain) (1)			1,000,000	915,350
Egypt Taskeek Co. Sr. Unsecd. Note Series 144A, 10.875%, 02/28/2026 (Egypt) (6)			2,500,000	2,612,288
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 5.125%, 06/22/2026 (Turkey)			2,400,000	2,338,440
Hazine Mustesarligi Varli, Sr. Unsecd. Note, Series REGS, 9.758%, 11/13/2025 (Turkey)			1,500,000	1,584,372
Hazine Mustesarligi, Series 144A, 5.125%, 06/22/2026 (Turkey) (6)			1,000,000	970,600
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 3.900%, 08/20/2024 (Indonesia)			3,800,000	3,773,400
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia)			5,000,000	4,879,302
Perusahaan Penerbit SBSN Indois Sukuk, Series 144A, 4.150%, 03/29/2027 (Indonesia)			1,685,000	1,644,325
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia)			2,500,000	2,415,591
Wakala Global Sukuk BHD, REGS, 3.179%, 04/27/2026 (Malaysia)			1,500,000	1,452,947
Wakala Global Sukuk BHD, REGS, 3.043%, 04/22/2025 (Malaysia)			2,000,000	1,957,812
Oman, Government, Series 144A, 4.397%, 06/01/2024 (Oman) (6)			3,000,000	2,985,504
Oman, Government, Sr. Unsecd. Series REGS, 4.397%, 06/01/2024 (Oman) (6)			4,000,000	3,987,936
Oman, Government, Series 144A, 4.875%, 06/15/2030 (Oman) (6)			1,500,000	1,478,178
Oman, Government, Series 144A, 5.932%, 10/31/2025 (Oman) (6)			2,500,000	2,512,620
Perusahaan Pener Indois Sukuk, Series REGS, 2.300%, 06/23/2026 (Indonesia) (6)			3,800,000	3,671,698
Perusahaan Penerbit SBSN Indois Sukuk, REGS, 3.900%, 08/20/2024 (Indonesia) (6)			3,500,000	3,475,500
Ras al-Khaimah, 3.094%, 03/31/2025 (Cayman Islands)			2,500,000	2,443,125
Sharjah Sukuk Ltd., 3.764%, 09/17/2024 (Cayman Islands)			2,800,000	2,772,941
Sharjah Sukuk Program, Sr. Unsecd, Note, 3.234%, 10/23/2029 (Cayman Islands)			1,500,000	1,350,027
Sharjah Sukuk Ltd., 3.854%, 04/03/2026 (Cayman Islands)			4,000,000	3,875,660

				62,406,147

Supranationals - 2.29%
IDB Trust Services, Ltd. REGS, 1.957%, 10/02/2024 (Jersey)			6,068,000	5,960,305

Utilities - 5.11%
Saudi Electricity Global, Sr. Unsecd. Note REGS, 1.740%, 09/17/2025 (Saudi Arabia)			3,758,000	3,568,011
Saudi Electricity Global, Sr. Unsecd. Note REGS, 2.413%, 09/17/2030 (Saudi Arabia)			2,500,000	2,150,655
Tabreed Sukuk SPC, Ltd, Sr. Unsecd. Note REGS, 5.500%, 10/31/2025 (United Arab Emirates)			4,704,000	4,729,853
TNB Global Ventures Cap., Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026 (Malaysia)			3,000,000	2,855,537

				13,304,056

Wireline Telecommunications Services - 2.95%
Axiata Spv2 Bhd, 4.357%, 03/24/2026 (Malaysia)			5,600,000	5,490,703
Saudi Telecom Co., Series 144A, 3.890%, 05/13/2029 (Saudi Arabia) (6)			2,300,000	2,192,925

				7,683,628

Total Sukuks			(Cost $ 166,387,518)	163,368,763

Bank Time Deposits - 22.99% (5)

Arab Banking Corp., NY Branch, 5.800%, 06/18/2024 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 5.600%, 06/12/2024 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 5.690%, 11/25/2024 (Bahrain)			3,000,000	3,000,000
Arab Banking Corp., NY Branch, 5.600%, 07/25/2024 (Bahrain)			3,239,853	3,239,853
Arab Banking Corp., NY Branch, 5.71%, 09/06/2024 (Bahrain)			2,038,653	2,038,653
Gulf International Bank (UK), 4.95%, 7/29/2024 (Bahrain)			3,050,417	3,050,417
Gulf International Bank (UK), 5.00%, 6/13/2024 (Bahrain)			3,037,917	3,037,917
Gulf International Bank (UK), 5.00%, 6/13/2024 (Bahrain)			3,000,000	3,000,000
Gulf International Bank (UK), 4.80%, 6/17/2024 (Bahrain)			3,000,000	3,000,000
Gulf International Bank (UK), 4.80%, 6/28/2024 (Bahrain)			3,000,000	3,000,000
MayBank Islamic Bank, 5.720%, 08/06/2024 (Malaysia)			2,126,530	2,126,530
MayBank Islamic Bank, 5.720%, 04/23/2024 (Malaysia)			2,089,108	2,089,108
MayBank Islamic Bank, 5.300%, 07/29/2024 (Malaysia)			2,096,674	2,096,674
MayBank Islamic Bank, 5.370%, 05/29/2024 (Malaysia)			2,067,192	2,067,192
MayBank Islamic Bank, 5.720%, 04/15/2024 (Malaysia)			2,000,000	2,000,000
MayBank Islamic Bank, 5.720%, 05/06/2024 (Malaysia)			2,000,000	2,000,000
MayBank Islamic Bank, 5.270%, 06/18/2024 (Malaysia)			4,000,000	4,000,000
MayBank Islamic Bank, 5.300%, 07/15/2024 (Malaysia)			3,000,000	3,000,000
Qatar National Bank, 6.040%, 05/03/2024 (Qatar)			2,067,410	2,067,410
Qatar National Bank, 5.800%, 09/18/2024 (Qatar)			2,576,718	2,576,718
Qatar National Bank, 6.040%, 05/03/2024 (Qatar)			2,500,000	2,500,000
Qatar National Bank, 5.890%, 09/13/2024 (Qatar)			4,000,000	4,000,000

Total Bank Time Deposits			(Cost $ 59,890,472)	59,890,472

Trade Finance Agreements (3) - 0.91%

	Shares or Principal	Acquisition
	Amount ($)	Date (3)	Cost (3)	Value

Energy-Oil Refining & Marketing - 0.91%
Government of Egypt, 7.427%, 05/24/2024 DD8 (Egypt)	$ 332,161		$ 332,161	$ 332,161
Government of Egypt, 7.427%, 05/24/2024 DD9 (Egypt)	$ 16,238		$ 16,238	$ 16,238
Government of Egypt, 7.887%, 08/27/2024 DD10 (Egypt)	$ 25,481		$ 25,481	$ 25,481
Turk Eximbank, 8.728%, (12-months SOFR +3.350%) 09/17/2024	$ 2,000,000		$ 2,000,000	$ 1,988,000

				$ 2,361,880

Total Trade Finance Agreements			(Cost $ 2,373,880)	2,361,880

Total Investments - 93.40%			(Cost $ 210,617,454)	243,270,994

Other Assets Less Liabilities - 6.60%				17,187,933

Total Net Assets - 100.00%				260,458,928

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$17,649,879	$-
Level 2 - Other Significant Observable Inputs			223,259,235	-
Level 3 - Significant Unobservable Inputs			2,361,880	-
Total			$243,270,994	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

LIBOR – London Interbank Offered Rate.
(2) Represents non-income producing securities.

(3) Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 28, 2024, these restricted securities amounted to $2,361,879, which represented 0.91% of total net assets.

(4) Floating/variable note with current rate and current maturity or next reset date shown.
(5) Variable rate instrument, varying maturity dates ranging from one month to nine months; 7 day demand redemption clause per deposit.

(6) Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At March 28, 2024, these liquid restricted securities amount to $36,352,297, which represented 13.96% of total net assets.